Commitments and Contingencies - Additional Information (Detail)	1 Months Ended						9 Months Ended					9 Months Ended
	Sep. 30, 2012 USD ($)	Feb. 28, 2011 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2013 Contractual Agreement One USD ($) Seat T	Sep. 30, 2013 Contractual Agreement One EUR (€)	Dec. 31, 2012 Contractual Agreement One USD ($)	Dec. 31, 2012 Contractual Agreement One EUR (€)	Sep. 30, 2010 Contractual Agreement One Vessel Seat T	Sep. 30, 2013 Contractual Agreement Two USD ($) T Vessel Seat	Sep. 30, 2013 Contractual Agreement Two EUR (€)	Dec. 31, 2012 Breakaway Plus USD ($)	Dec. 31, 2012 Breakaway Plus EUR (€)	Oct. 31, 2012 Breakaway Plus Vessel Seat T
Commitments and Contingencies Disclosure [Line Items]
Total expense related to operating lease			$ 9,500,000		$ 9,100,000	$ 12,400,000
Cruising ships to be built											2	2	2			1
Capacity of ship, tons							144,000	144,000			144,000	163,000	163,000			163,000
Capacity of ship, berths							4,000	4,000			4,000	4,200	4,200			4,200
Aggregate contract price of new ships							849,100,000	627,700,000	1,700,000,000	1,300,000,000		1,900,000,000	1,400,000,000	921,400,000	698,400,000
Export credit facility financing as percentage of contract price							90.00%	90.00%				80.00%	80.00%			80.00%
Performance guarantee required to be maintained			15,000,000
Security guarantee, current value				3,200,000
Number of individual plaintiff's claims		6
Awarded wages to plaintiffs	$ 100,000
Scheduled delivery date of ships under construction							January 2014	January 2014				Fourth quarter of 2015 and the first quarter of 2017	Fourth quarter of 2015 and the first quarter of 2017